Note 6 - Schedule Of Long-term Debt and Financial Instruments Maturities (Details) € in Thousands	Jun. 30, 2016 EUR (€)
2016	€ 103
2017	1,056
2018	3,963
2019	117
2020	83
Total	€ 5,320